WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.5% (a)
Communication Services - 1.3%
Bumble, Inc. - Class A (b)	1,020	$15,219
Cardlytics, Inc. (b)	260	4,290
Cinemark Holdings, Inc. (b)	1,360	24,956
Cogent Communications Holdings, Inc.	90	5,571
DHI Group, Inc. (b)	1,360	4,162
Emerald Holding, Inc. (b)	2,900	13,108
Eventbrite, Inc. - Class A (b)	2,490	24,551
iHeartMedia, Inc. - Class A (b)	1,420	4,487
IMAX Corp. (b)	452	8,733
Liberty Latin America Ltd. - Class A (b)	439	3,582
Liberty Latin America Ltd. - Class C (b)	2,839	23,166
Lions Gate Entertainment Corp. - Class A (b)	5,310	45,029
Lions Gate Entertainment Corp. - Class B (b)	5,399	42,490
Stagwell, Inc. (b)	7,180	33,674
TEGNA, Inc.	2,170	31,617
Telephone and Data Systems, Inc.	890	16,296
Thryv Holdings, Inc. (b)	326	6,119
		307,050
Consumer Discretionary - 11.2%
2U, Inc. (b)	4,001	9,882
Adient PLC (b)	2,003	73,510
Adtalem Global Education, Inc. (b)	1,476	63,247
Advance Auto Parts, Inc.	260	14,542
Asbury Automotive Group, Inc. (b)	165	37,962
Atmus Filtration Technologies, Inc. (b)(c)	1,550	32,317
Bally's Corp. (b)	626	8,207
Beazer Homes USA, Inc. (b)	170	4,235
BJ's Restaurants, Inc. (b)	1,330	31,202
Bloomin' Brands, Inc.	1,000	24,590
Brinker International, Inc. (b)	590	18,638
Carter's, Inc.	240	16,596
Carvana Co. (b)(c)	720	30,226
Century Communities, Inc.	1,310	87,482
Chuy's Holdings, Inc. (b)	175	6,226
Dave & Buster's Entertainment, Inc. (b)	460	17,052
Denny's Corp. (b)	1,950	16,516
Designer Brands, Inc. - Class A	1,370	17,344
Dine Brands Global, Inc.	460	22,747
El Pollo Loco Holdings, Inc.	1,790	16,020
Everi Holdings, Inc. (b)	191	2,525
Frontdoor, Inc. (b)	1,346	41,174
Funko, Inc. - Class A (b)	2,510	19,202
Genesco, Inc. (b)	560	17,259
G-III Apparel Group Ltd. (b)	2,080	51,834
Graham Holdings Co. - Class B	30	17,490
Green Brick Partners, Inc. (b)	1,409	58,488
Group 1 Automotive, Inc.	274	73,627
Hanesbrands, Inc.	4,150	16,434
Haverty Furniture Cos., Inc.	900	25,902
Hibbett, Inc.	690	32,782
Inspired Entertainment, Inc. (b)	759	9,078
International Game Technology PLC	805	24,408
JAKKS Pacific, Inc. (b)	928	17,252
Johnson Outdoors, Inc. - Class A	1,912	104,567
KB Home	2,489	115,191
Kohl's Corp.	730	15,301
Kontoor Brands, Inc.	450	19,759
Lakeland Industries, Inc.	110	1,658
Laureate Education, Inc.	8,519	120,118
La-Z-Boy, Inc.	890	27,483
Leslie's, Inc. (b)	3,040	17,206
Lindblad Expeditions Holdings, Inc. (b)	622	4,478
LL Flooring Holdings, Inc. (b)	5,510	17,467
M/I Homes, Inc. (b)	904	75,972
Macy's, Inc.	1,480	17,183
MarineMax, Inc. (b)	760	24,943
MDC Holdings, Inc.	820	33,809
Meritage Homes Corp.	615	75,270
Modine Manufacturing Co. (b)	200	9,150
Movado Group, Inc.	940	25,709
OneWater Marine, Inc. - Class A (b)	1,248	31,974
Oxford Industries, Inc.	90	8,652
Perdoceo Education Corp.	2,115	36,166
PetMed Express, Inc.	1,520	15,580
Phinia, Inc.	1,270	34,023
Red Rock Resorts, Inc. - Class A	8,376	343,416
Revolve Group, Inc. (b)	640	8,710
Rocky Brands, Inc.	3,576	52,567
Sabre Corp. (b)	3,733	16,761
SeaWorld Entertainment, Inc. (b)	170	7,862
Signet Jewelers Ltd.	370	26,570
Six Flags Entertainment Corp. (b)	400	9,404
Skyline Champion Corp. (b)	70	4,460
Sleep Number Corp. (b)	360	8,852
Sonic Automotive, Inc. - Class A	700	33,432
Steven Madden Ltd.	700	22,239
Taylor Morrison Home Corp. (b)	1,576	67,153
The Aaron's Co., Inc.	3,538	37,043
The Cato Corp. - Class A	1,600	12,256
The Cheesecake Factory, Inc.	335	10,150
The Goodyear Tire & Rubber Co. (b)	2,620	32,567
Topgolf Callaway Brands Corp. (b)	1,955	27,057
Travel + Leisure Co.	680	24,976
Tri Pointe Homes, Inc. (b)	2,330	63,726
Urban Outfitters, Inc. (b)	320	10,461
Vail Resorts, Inc.	168	37,278
Vera Bradley, Inc. (b)	1,060	7,007
Vista Outdoor, Inc. (b)	1,200	39,744
Wolverine World Wide, Inc.	3,772	30,402
WW International, Inc. (b)	756	8,369
Zumiez, Inc. (b)	400	7,120
		2,737,237
Consumer Staples - 4.8%
B&G Foods, Inc.	1,540	15,231
Cal-Maine Foods, Inc.	6,426	311,147
Central Garden & Pet Co. (b)	350	15,449
Edgewell Personal Care Co.	710	26,242
Energizer Holdings, Inc.	810	25,952
Herbalife Ltd. (b)	3,390	47,426
Ingles Markets, Inc. - Class A	138	10,395
Inter Parfums, Inc.	69	9,269
Lancaster Colony Corp.	1,305	215,364
Medifast, Inc.	420	31,437
Natural Grocers by Vitamin Cottage, Inc.	2,219	28,647
Nu Skin Enterprises, Inc. - Class A	665	14,105
Oil-Dri Corp of America	2,294	141,655
Post Holdings, Inc. (b)	1,597	136,927
PriceSmart, Inc.	440	32,749
Seaboard Corp.	12	45,036
The Andersons, Inc.	480	24,725
USANA Health Sciences, Inc. (b)	350	20,513
Village Super Market, Inc. - Class A	624	14,127
		1,166,396
Energy - 9.9%
Archrock, Inc.	1,990	25,074
Baytex Energy Corp.	7,813	34,455
Berry Corp.	3,890	31,898
Bristow Group, Inc. (b)	58	1,634
California Resources Corp.	1,659	92,921
Callon Petroleum Co. (b)	900	35,208
Centrus Energy Corp. - Class A (b)	2,016	114,428
Chord Energy Corp.	261	42,300
Civitas Resources, Inc.	2,759	223,120
CNX Resources Corp. (b)	4,236	95,649
CONSOL Energy, Inc.	370	38,817
Crescent Energy Co. - Class A	2,640	33,370
CVR Energy, Inc.	220	7,487
DHT Holdings, Inc.	6,460	66,538
DMC Global, Inc. (b)	850	20,799
Dorian LPG Ltd.	1,394	40,050
Dril-Quip, Inc. (b)	1,410	39,720
Equitrans Midstream Corp.	10,500	98,385
Excelerate Energy, Inc. - Class A	250	4,260
Expro Group Holdings NV (b)	1,570	36,471
Forum Energy Technologies, Inc. (b)	1,010	24,260
Golar LNG Ltd.	3,737	90,660
Helix Energy Solutions Group, Inc. (b)	6,208	69,343
Helmerich & Payne, Inc.	1,313	55,356
International Seaways, Inc.	1,742	78,390
Kinetik Holdings, Inc.	510	17,212
Kosmos Energy Ltd. (b)	4,400	35,992
Liberty Energy, Inc.	1,960	36,299
Magnolia Oil & Gas Corp. - Class A	708	16,220
Matador Resources Co.	240	14,275
Murphy Oil Corp.	616	27,935
Nabors Industries Ltd. (b)	150	18,471
National Energy Services Reunited Corp. (b)	4,040	23,190
Newpark Resources, Inc. (b)	3,630	25,083
Northern Oil and Gas, Inc.	820	32,989
Oceaneering International, Inc. (b)	805	20,705
Oil States International, Inc. (b)	1,314	10,998
Par Pacific Holdings, Inc. (b)	1,250	44,925
Patterson-UTI Energy, Inc.	1,684	23,306
PBF Energy, Inc. - Class A	1,054	56,420
Peabody Energy Corp.	230	5,978
Permian Resources Corp.	2,965	41,391
Precision Drilling Corp. (b)	480	32,218
ProPetro Holding Corp. (b)	3,040	32,315
Ranger Energy Services, Inc.	1,080	15,314
REX American Resources Corp. (b)	255	10,384
Scorpio Tankers, Inc.	781	42,268
Select Water Solutions, Inc.	2,820	22,419
SFL Corp. Ltd.	7,091	79,065
SM Energy Co.	180	7,137
Solaris Oilfield Infrastructure, Inc. - Class A	7,090	75,579
Talos Energy, Inc. (b)	1,970	32,387
Teekay Corp. (b)	1,090	6,725
Teekay Tankers Ltd. - Class A	1,292	53,786
Tidewater, Inc. (b)	195	13,859
US Silica Holdings, Inc. (b)	1,293	18,154
Vertex Energy, Inc. (b)	5,420	24,119
Vital Energy, Inc. (b)	1,080	59,854
World Kinect Corp.	1,190	26,692
		2,404,257
Financials - 27.6%
1st Source Corp.	200	8,418
A-Mark Precious Metals, Inc.	1,480	43,408
Ambac Financial Group, Inc. (b)	3,411	41,137
Amerant Bancorp, Inc.	1,639	28,584
American Equity Investment Life Holding Co. (b)	1,701	91,242
Ameris Bancorp	500	19,195
Apollo Commercial Real Estate Finance, Inc.	1,580	16,005
AssetMark Financial Holdings, Inc. (b)	1,345	33,733
Associated Banc-Corp	1,420	24,296
Assured Guaranty Ltd.	455	27,537
Axis Capital Holdings Ltd.	460	25,930
Axos Financial, Inc. (b)	782	29,607
BancFirst Corp.	561	48,656
Bank of Marin Bancorp	1,330	24,312
Bank OZK	6,037	223,792
BankUnited, Inc.	3,490	79,223
BayCom Corp.	500	9,605
BCB Bancorp, Inc.	700	7,798
Berkshire Hills Bancorp, Inc.	822	16,481
BGC Group, Inc. - Class A	15,262	80,583
Blackstone Mortgage Trust, Inc. - Class A (c)	469	10,201
BOK Financial Corp.	1,665	133,167
Bread Financial Holdings, Inc.	2,328	79,618
Bridgewater Bancshares, Inc. (b)	900	8,532
Brighthouse Financial, Inc. (b)	400	19,576
BrightSpire Capital, Inc.	1,300	8,138
Brookline Bancorp, Inc.	2,730	24,870
Cadence Bank	880	18,674
Cambridge Bancorp	300	18,687
Camden National Corp.	530	14,957
Capitol Federal Financial, Inc.	1,670	7,966
Cathay General Bancorp	2,082	72,370
Central Pacific Financial Corp.	1,800	30,024
Central Valley Community Bancorp	550	7,760
City Holding Co.	497	44,904
Civista Bancshares, Inc.	510	7,905
Claros Mortgage Trust, Inc.	740	8,199
CNB Financial Corp.	400	7,244
CNO Financial Group, Inc.	1,722	40,863
Columbia Banking System, Inc.	1,250	25,375
Community Bank System, Inc.	624	26,339
Community Trust Bancorp, Inc.	475	16,273
ConnectOne Bancorp, Inc.	1,980	35,303
CrossFirst Bankshares, Inc. (b)	800	8,072
CVB Financial Corp.	4,756	78,807
Diamond Hill Investment Group, Inc.	120	20,228
Dime Community Bancshares, Inc.	1,200	23,952
Eagle Bancorp, Inc.	1,770	37,966
Employers Holdings, Inc.	1,530	61,123
Enact Holdings, Inc.	1,380	37,577
Enova International, Inc. (b)	223	11,344
Enstar Group Ltd. (b)	827	200,134
Enterprise Financial Services Corp.	544	20,400
Esquire Financial Holdings, Inc.	917	41,898
Essent Group Ltd.	2,982	141,019
Euronet Worldwide, Inc. (b)	90	7,144
Evercore, Inc. - Class A	240	33,091
FB Financial Corp.	742	21,043
Federated Hermes, Inc.	995	33,701
Financial Institutions, Inc.	550	9,256
First Busey Corp.	830	15,953
First Business Financial Services, Inc.	300	9,003
First Community Bankshares, Inc.	34	1,001
First Financial Bancorp	1,196	23,442
First Financial Corp.	1,268	42,871
First Foundation, Inc.	1,220	7,418
First Hawaiian, Inc.	1,350	24,368
First Internet Bancorp	1,200	19,452
First Interstate BancSystem, Inc. - Class A	670	16,710
First Merchants Corp.	1,067	29,684
First Mid Bancshares, Inc.	610	16,202
First Western Financial, Inc. (b)	3,028	54,958
Flushing Financial Corp.	2,040	26,785
Franklin BSP Realty Trust, Inc.	2,760	36,542
FS Bancorp, Inc.	260	7,670
Genworth Financial, Inc. - Class A (b)	12,421	72,787
Granite Point Mortgage Trust, Inc.	3,270	15,958
Great Ajax Corp.	1,313	8,456
Great Southern Bancorp, Inc.	220	10,542
Hamilton Lane, Inc. - Class A	1,000	90,440
Hancock Whitney Corp.	305	11,282
Hanmi Financial Corp.	1,950	31,649
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	128	2,714
Heartland Financial USA, Inc.	331	9,741
Heritage Financial Corp.	520	8,481
Hilltop Holdings, Inc.	870	24,673
Home Bancorp, Inc.	260	8,286
HomeStreet, Inc.	2,110	16,437
Hope Bancorp, Inc.	3,600	31,860
Horace Mann Educators Corp.	1,130	33,199
Horizon Bancorp, Inc.	2,370	25,312
Independent Bank Corp.	779	38,241
Independent Bank Corp.	1,270	23,292
Independent Bank Group, Inc.	450	17,798
International Bancshares Corp.	1,909	82,736
Investar Holding Corp.	700	7,413
Jackson Financial, Inc. - Class A	2,259	86,339
James River Group Holdings Ltd.	1,438	22,073
Janus Henderson Group PLC	1,200	30,984
Kearny Financial Corp.	2,400	16,632
Kemper Corp.	760	31,943
Lakeland Bancorp, Inc.	1,210	15,270
Lincoln National Corp.	670	16,542
Live Oak Bancshares, Inc.	9,968	288,574
Luther Burbank Corp.	980	8,232
Mercantile Bank Corp.	1,457	45,036
Merchants Bancorp	1,620	44,906
Mercury General Corp.	580	16,257
MFA Financial, Inc.	263	2,527
MGIC Investment Corp.	1,600	26,704
Midland States Bancorp, Inc.	800	16,432
MidWestOne Financial Group, Inc.	370	7,522
Mr Cooper Group, Inc. (b)	5,930	317,611
National Bank Holdings Corp. - Class A	281	8,363
National Western Life Group, Inc. - Class A	55	24,062
Navient Corp.	2,150	37,023
NMI Holdings, Inc. - Class A (b)	3,285	88,991
Northeast Bank	200	8,820
Northeast Community Bancorp, Inc.	700	10,332
Northfield Bancorp, Inc.	1,780	16,821
Northrim BanCorp, Inc.	417	16,522
OceanFirst Financial Corp.	1,690	24,454
OFG Bancorp	1,245	37,176
Old Second Bancorp, Inc.	736	10,017
Open Lending Corp. (b)	1,250	9,150
Pacific Premier Bancorp, Inc.	700	15,232
PacWest Bancorp	4,190	33,143
Pagseguro Digital Ltd. - Class A (b)	570	4,908
Parke Bancorp, Inc.	500	8,145
Pathward Financial, Inc.	138	6,360
Paysafe Ltd. (b)	1,258	15,083
PCB Bancorp	700	10,815
Peoples Financial Services Corp.	355	14,235
Perella Weinberg Partners	2,770	28,199
Popular, Inc.	530	33,395
Preferred Bank	2,205	137,261
Premier Financial Corp.	1,770	30,196
Primis Financial Corp.	996	8,117
ProAssurance Corp.	1,130	21,346
PROG Holdings, Inc. (b)	2,135	70,903
Provident Financial Services, Inc.	3,991	61,022
Radian Group, Inc.	4,445	111,614
RBB Bancorp	690	8,818
Repay Holdings Corp. (b)	2,492	18,914
S&T Bancorp, Inc.	725	19,633
Safety Insurance Group, Inc.	270	18,411
Sandy Spring Bancorp, Inc.	1,170	25,073
Selective Insurance Group, Inc.	448	46,220
ServisFirst Bancshares, Inc.	1,830	95,471
Shore Bancshares, Inc.	782	8,227
Sierra Bancorp	500	9,480
Silvercrest Asset Management Group, Inc. - Class A	2,295	36,422
Simmons First National Corp. - Class A	1,480	25,101
SiriusPoint Ltd. (b)	2,450	24,917
SLM Corp.	2,390	32,552
Southern First Bancshares, Inc. (b)	290	7,813
Southside Bancshares, Inc.	410	11,767
Stellar Bancorp, Inc.	596	12,707
StepStone Group, Inc. - Class A	656	20,716
Stewart Information Services Corp.	800	35,040
StoneCo Ltd. - Class A (b)	6,189	66,037
Synovus Financial Corp.	280	7,784
Territorial Bancorp, Inc.	700	6,363
Texas Capital Bancshares, Inc. (b)	1,380	81,282
The Bancorp, Inc. (b)	1,243	42,883
The Bank of NT Butterfield & Son Ltd.	258	6,987
The First of Long Island Corp.	1,420	16,344
The Hanover Insurance Group, Inc.	170	18,867
Towne Bank	700	16,051
TPG RE Finance Trust, Inc.	2,490	16,758
Triumph Financial, Inc. (b)	3,112	201,626
TrustCo Bank Corp.	770	21,013
Two Harbors Investment Corp.	392	5,190
UMB Financial Corp.	229	14,209
United Bankshares, Inc.	498	13,740
Universal Insurance Holdings, Inc.	1,939	27,185
Univest Financial Corp.	940	16,337
Valley National Bancorp	4,062	34,771
Veritex Holdings, Inc.	830	14,898
Virtu Financial, Inc. - Class A	2,000	34,540
Virtus Investment Partners, Inc.	170	34,338
WaFd, Inc.	4,390	112,472
Washington Trust Bancorp, Inc.	920	24,224
Webster Financial Corp.	3,754	151,324
Westamerica BanCorp	1,486	64,270
White Mountains Insurance Group Ltd.	23	34,401
Wintrust Financial Corp.	215	16,233
World Acceptance Corp. (b)	250	31,765
		6,721,061
Health Care - 4.9%
Accolade, Inc. (b)	1,030	10,897
Adaptive Biotechnologies Corp. (b)	3,468	18,901
Agios Pharmaceuticals, Inc. (b)	496	12,276
ALX Oncology Holdings, Inc. (b)	2,437	11,698
Atara Biotherapeutics, Inc. (b)	1,735	2,568
AtriCure, Inc. (b)	130	5,694
Beam Therapeutics, Inc. (b)	140	3,367
BioCryst Pharmaceuticals, Inc. (b)	1,310	9,275
Bridgebio Pharma, Inc. (b)	77	2,030
Brookdale Senior Living, Inc. (b)	7,096	29,377
Catalyst Pharmaceuticals, Inc. (b)	409	4,781
Celldex Therapeutics, Inc. (b)	640	17,613
Computer Programs and Systems, Inc. (b)	1,030	16,418
Editas Medicine, Inc. (b)	642	5,008
Embecta Corp.	1,640	24,682
Emergent BioSolutions, Inc. (b)	9,486	32,252
Enovis Corp. (b)	3,986	210,182
Hims & Hers Health, Inc. (b)	630	3,963
ImmunoGen, Inc. (b)	1,445	22,932
Inari Medical, Inc. (b)	500	32,700
Innoviva, Inc. (b)	1,972	25,616
Intellia Therapeutics, Inc. (b)	835	26,403
Invitae Corp. (b)(c)	10,337	6,256
Iovance Biotherapeutics, Inc. (b)	190	864
Ironwood Pharmaceuticals, Inc. (b)	4,350	41,891
Kezar Life Sciences, Inc. (b)	1,650	1,964
Kiniksa Pharmaceuticals Ltd. - Class A (b)	765	13,288
Kodiak Sciences, Inc. (b)	2,719	4,894
Multiplan Corp. (b)	5,570	9,358
Myriad Genetics, Inc. (b)	515	8,261
NanoString Technologies, Inc. (b)	1,850	3,182
National HealthCare Corp.	250	15,995
Neogen Corp. (b)	2,063	38,248
NeoGenomics, Inc. (b)	2,242	27,577
Nurix Therapeutics, Inc. (b)	1,409	11,075
OraSure Technologies, Inc. (b)	5,306	31,465
Owens & Minor, Inc. (b)	840	13,574
Pacific Biosciences of California, Inc. (b)	872	7,281
Pediatrix Medical Group, Inc. (b)	1,446	18,379
PetIQ, Inc. (b)	706	13,908
Phibro Animal Health Corp. - Class A	1,300	16,601
PMV Pharmaceuticals, Inc. (b)	292	1,793
Premier, Inc. - Class A	1,250	26,875
Prestige Consumer Healthcare, Inc. (b)	207	11,838
PTC Therapeutics, Inc. (b)	80	1,793
RAPT Therapeutics, Inc. (b)	392	6,515
Relay Therapeutics, Inc. (b)	1,649	13,868
Sangamo Therapeutics, Inc. (b)	1,506	903
Select Medical Holdings Corp.	958	24,209
SIGA Technologies, Inc.	1,380	7,245
Surgery Partners, Inc. (b)	612	17,901
Twist Bioscience Corp. (b)	522	10,576
UFP Technologies, Inc. (b)	1,069	172,590
Utah Medical Products, Inc.	218	18,748
Vanda Pharmaceuticals, Inc. (b)	4,348	18,783
Varex Imaging Corp. (b)	175	3,288
Veracyte, Inc. (b)	1,346	30,056
Y-mAbs Therapeutics, Inc. (b)	910	4,959
Zimvie, Inc. (b)	532	5,006
		1,189,640
Industrials - 19.5%
ABM Industries, Inc.	830	33,208
ACCO Brands Corp.	4,500	25,830
ACV Auctions, Inc. - Class A (b)	780	11,840
AerSale Corp. (b)	1,830	27,340
Alamo Group, Inc.	100	17,286
Allegiant Travel Co.	2,961	227,582
Allient, Inc.	3,718	114,961
American Woodmark Corp. (b)	513	38,788
Apogee Enterprises, Inc.	180	8,474
Arcosa, Inc.	595	42,780
Argan, Inc.	177	8,057
Armstrong World Industries, Inc.	360	25,920
Astronics Corp. (b)	1,231	19,524
AZZ, Inc.	1,423	64,860
Barnes Group, Inc.	710	24,119
Beacon Roofing Supply, Inc. (b)	810	62,508
BGSF, Inc.	310	2,979
Boise Cascade Co.	50	5,152
Brady Corp. - Class A	440	24,165
CIRCOR International, Inc. (b)	132	7,359
Columbus McKinnon Corp.	670	23,390
Commercial Vehicle Group, Inc. (b)	1,190	9,234
Concentrix Corp.	450	36,049
Concrete Pumping Holdings, Inc. (b)	18,871	161,913
Costamare, Inc.	4,320	41,558
Douglas Dynamics, Inc.	3,576	107,924
Ducommun, Inc. (b)	1,173	51,037
DXP Enterprises, Inc. (b)	1,200	41,928
EMCOR Group, Inc.	203	42,709
Encore Wire Corp.	164	29,923
Energy Recovery, Inc. (b)	3,753	79,601
Enerpac Tool Group Corp.	620	16,387
EnerSys	912	86,339
Ennis, Inc.	3,631	77,050
Esab Corp.	2,688	188,751
ESCO Technologies, Inc.	456	47,625
First Advantage Corp.	16,623	229,231
Flowserve Corp.	910	36,191
Fluor Corp. (b)	2,100	77,070
Forward Air Corp.	490	33,683
FTAI Aviation Ltd.	4,547	161,646
Gates Industrial Corp. PLC (b)	9,643	111,955
Gibraltar Industries, Inc. (b)	70	4,726
Global Industrial Co.	289	9,682
Golden Ocean Group Ltd.	1,688	13,301
GrafTech International Ltd.	6,570	25,163
Graham Corp. (b)	3,799	63,063
Granite Construction, Inc.	283	10,760
Griffon Corp.	245	9,719
Healthcare Services Group, Inc.	2,300	23,989
Heartland Express, Inc.	1,620	23,798
Heidrick & Struggles International, Inc.	1,330	33,277
Hillenbrand, Inc.	780	33,002
Hyster-Yale Materials Handling, Inc.	920	41,014
Insteel Industries, Inc.	780	25,319
Interface, Inc.	2,500	24,525
JELD-WEN Holding, Inc. (b)	1,210	16,166
JetBlue Airways Corp. (b)	3,010	13,846
Kelly Services, Inc. - Class A	2,730	49,659
Kforce, Inc.	400	23,864
Kirby Corp. (b)	490	40,572
Korn Ferry	720	34,157
ManpowerGroup, Inc.	470	34,460
Marten Transport Ltd.	820	16,162
Matson, Inc.	1,190	105,577
Miller Industries, Inc.	604	23,683
MillerKnoll, Inc.	1,660	40,587
Moog, Inc. - Class A	255	28,805
MRC Global, Inc. (b)	800	8,200
Mueller Industries, Inc.	708	53,213
Mueller Water Products, Inc. - Class A	1,960	24,853
National Presto Industries, Inc.	375	27,173
NOW, Inc. (b)	830	9,852
PAM Transportation Services, Inc. (b)	320	6,896
Powell Industries, Inc.	750	62,175
Preformed Line Products Co.	50	8,129
Primoris Services Corp.	400	13,092
Quad/Graphics, Inc. (b)	1,500	7,545
RCM Technologies, Inc. (b)	480	9,379
Resideo Technologies, Inc. (b)	1,300	20,540
Resources Connection, Inc.	2,290	34,144
Rush Enterprises, Inc. - Class A	3,071	125,389
Safe Bulkers, Inc.	3,173	10,281
SkyWest, Inc. (b)	120	5,033
SP Plus Corp. (b)	292	10,541
Spirit Airlines, Inc.	287	4,736
SPX Technologies, Inc. (b)	460	37,444
Steelcase, Inc. - Class A	3,465	38,704
Sterling Infrastructure, Inc. (b)	315	23,146
Tennant Co.	60	4,449
Terex Corp.	1,062	61,192
The Brink's Co.	450	32,688
The Greenbrier Cos., Inc.	1,150	46,000
Thermon Group Holdings, Inc. (b)	2,133	58,594
Titan Machinery, Inc. (b)	600	15,948
Trinity Industries, Inc.	805	19,602
Triton International Ltd.	24	2,040
TrueBlue, Inc. (b)	2,200	32,274
TTEC Holdings, Inc.	870	22,811
Tutor Perini Corp. (b)	4,530	35,470
UFP Industries, Inc.	693	70,963
V2X, Inc. (b)	490	25,313
Veritiv Corp.	298	50,332
Verra Mobility Corp. (b)	1,100	20,570
Wabash National Corp.	2,969	62,705
WESCO International, Inc.	1,085	156,045
WNS Holdings Ltd. - ADR (b)	3,372	230,847
		4,741,110
Information Technology - 5.4%
A10 Networks, Inc.	244	3,667
ACI Worldwide, Inc. (b)	1,500	33,840
Amkor Technology, Inc.	164	3,707
Arlo Technologies, Inc. (b)	510	5,253
Avnet, Inc.	680	32,769
Axcelis Technologies, Inc. (b)	240	39,132
Belden, Inc.	380	36,689
Benchmark Electronics, Inc.	400	9,704
C3.ai, Inc. - Class A (b)(c)	415	10,591
Calix, Inc. (b)	389	17,832
Cambium Networks Corp. (b)	2,054	15,056
Cerence, Inc. (b)	338	6,885
Cirrus Logic, Inc. (b)	340	25,146
Coherent Corp. (b)	730	23,827
Cohu, Inc. (b)	260	8,954
CPI Card Group, Inc. (b)	838	15,520
Diodes, Inc. (b)	320	25,229
Ebix, Inc.	2,740	27,071
eGain Corp. (b)	2,481	15,209
ePlus, Inc. (b)	845	53,674
Fastly, Inc. - Class A (b)	1,433	27,471
InterDigital, Inc.	60	4,814
Itron, Inc. (b)	1,040	63,003
Kimball Electronics, Inc. (b)	900	24,642
LiveRamp Holdings, Inc. (b)	725	20,909
MaxLinear, Inc. (b)	800	17,800
N-able, Inc. (b)	945	12,191
NCR Corp. (b)	1,370	36,949
NetScout Systems, Inc. (b)	950	26,619
Olo, Inc. - Class A (b)	1,670	10,120
OSI Systems, Inc. (b)	333	39,307
PC Connection, Inc.	345	18,416
Photronics, Inc. (b)	1,847	37,328
Plexus Corp. (b)	561	52,162
Progress Software Corp.	681	35,807
Rimini Street, Inc. (b)	33,584	73,885
Sanmina Corp. (b)	3,660	198,665
ScanSource, Inc. (b)	560	16,974
Semtech Corp. (b)	1,380	35,535
Telos Corp. (b)	7,460	17,829
TTM Technologies, Inc. (b)	2,640	34,003
Vishay Intertechnology, Inc.	2,962	73,221
Vontier Corp.	1,100	34,012
		1,321,417
Materials - 5.2%
AdvanSix, Inc.	780	24,243
Alto Ingredients, Inc. (b)	5,480	24,222
Ashland, Inc. (c)	3,106	253,698
Cabot Corp.	305	21,127
Carpenter Technology Corp.	1,047	70,369
Chase Corp.	70	8,906
Clearwater Paper Corp. (b)	212	7,685
Commercial Metals Co.	1,344	66,407
Compass Minerals International, Inc.	920	25,714
Constellium SE (b)	300	5,460
Ecovyst, Inc. (b)	3,305	32,521
Greif, Inc. - Class A	635	42,424
Hawkins, Inc.	200	11,770
Haynes International, Inc.	692	32,192
Ingevity Corp. (b)	690	32,851
Innospec, Inc.	947	96,784
Kaiser Aluminum Corp.	410	30,857
Lifezone Metals Ltd. (b)	690	8,466
Mercer International, Inc.	4,390	37,666
Minerals Technologies, Inc.	650	35,594
Myers Industries, Inc.	1,330	23,847
NewMarket Corp.	30	13,651
O-I Glass, Inc. (b)	1,836	30,716
SunCoke Energy, Inc.	136	1,380
Sylvamo Corp.	380	16,697
Taseko Mines Ltd. (b)	78,168	99,274
Tredegar Corp.	3,788	20,493
TriMas Corp.	1,000	24,760
Trinseo PLC	3,630	29,657
United States Lime & Minerals, Inc.	503	101,103
Warrior Met Coal, Inc.	540	27,583
Worthington Industries, Inc.	210	12,982
		1,271,099
Real Estate - 6.1%
Agree Realty Corp.	418	23,090
Alexander's, Inc.	130	23,690
Apple Hospitality REIT, Inc. (c)	2,857	43,826
Armada Hoffler Properties, Inc.	679	6,953
Braemar Hotels & Resorts, Inc.	5,310	14,709
City Office REIT, Inc.	1,620	6,885
COPT Defense Properties	475	11,319
CubeSmart	847	32,296
Cushman & Wakefield PLC (b)	4,100	31,242
DiamondRock Hospitality Co.	2,791	22,412
DigitalBridge Group, Inc.	4,070	71,551
Douglas Elliman, Inc.	2,835	6,407
Douglas Emmett, Inc. (c)	6,477	82,647
Empire State Realty Trust, Inc. - Class A	18,952	152,374
Equity Commonwealth	1,587	29,153
Essential Properties Realty Trust, Inc.	2,575	55,697
Forestar Group, Inc. (b)	1,200	32,328
Four Corners Property Trust, Inc.	212	4,704
Hudson Pacific Properties, Inc.	8,090	53,799
Jones Lang LaSalle, Inc. (b)	252	35,577
Marcus & Millichap, Inc.	1,240	36,382
National Health Investors, Inc.	425	21,828
NexPoint Residential Trust, Inc.	172	5,535
Orion Office REIT, Inc.	3,230	16,828
Park Hotels & Resorts, Inc.	2,750	33,880
Pebblebrook Hotel Trust	2,700	36,693
Rayonier, Inc.	1,382	39,332
RE/MAX Holdings, Inc. - Class A	2,290	29,633
Retail Opportunity Investments Corp.	372	4,605
Ryman Hospitality Properties, Inc.	2,490	207,367
Sabra Health Care REIT, Inc.	5,818	81,103
Safehold, Inc. (b)	1,419	25,258
Seritage Growth Properties - Class A (b)	4,530	35,062
SL Green Realty Corp. (c)	1,020	38,046
STAG Industrial, Inc.	782	26,987
Star Holdings (b)	651	8,150
The Macerich Co.	2,359	25,737
The RMR Group, Inc. - Class A	442	10,838
Uniti Group, Inc.	10,801	50,981
Urban Edge Properties	1,417	21,623
		1,496,527
Utilities - 2.6%
ALLETE, Inc.	570	30,096
American States Water Co.	180	14,162
Avista Corp.	980	31,723
Black Hills Corp.	920	46,543
Brookfield Infrastructure Corp. - Class A	935	33,043
Northwest Natural Holding Co.	939	35,832
NorthWestern Corp.	640	30,758
ONE Gas, Inc.	1,360	92,861
Otter Tail Corp.	1,536	116,613
PNM Resources, Inc.	765	34,127
Portland General Electric Co.	890	36,027
Southwest Gas Holdings, Inc.	630	38,058
Spire, Inc.	560	31,685
Sunnova Energy International, Inc. (b)(c)	364	3,811
UGI Corp.	2,205	50,715
		626,054
Total Common Stocks (Cost $22,252,460)		23,981,848

Total Investments at Value - 98.5% (Cost $22,252,460)		23,981,848
Other Assets in Excess of Liabilities - 1.5%		361,570
Net Assets - 100.0%		$24,343,418

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023 was $504,246.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2023:

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$23,979,808	$2,040	$-	$23,981,848
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$23,979,808	$2,040	$-	$23,981,848

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2023.